Leasing (Tables)	12 Months Ended
Dec. 31, 2023
Leasing
Schedule of right of use asset

Skr mn	2023	2022
Opening balance	144	152
Depreciation	-26	-24
Addition[1]	5	16
Closing balance	123	144
1	There have been canceled leases and new leases.

Schedule of leasing amounts accounted for in profit or loss

Skr mn	2023	2022
Depreciation charge on right-of-use assets	-26	-24
Interest expenses on lease liability	-1	-1
Expenses relating to short-term leases[1]	-1	0
Expenses relating to low-value leases[1]	-1	-1
Variable lease fees[1]	-6	-3
Total amount accounted for in profit or loss	-35	-29
1	Accounted for under Other administrative expenses.

Schedule of lease liability

Skr mn	2023	2022
Opening balance	147	153
Interest expenses accrued	1	1
Payments of lease liability	-28	-23
Addition[1]	5	16
Closing balance	125	147
1	There have been canceled and new leases.

Schedule of contractual flows of lease liability

Skr mn	2023	2022
Within 1 year	28	28
Between 1 and 5 years	99	122
More than 5 years	—	—
Discounting effect	-2	-3
Closing balance	125	147

Schedule of reconciliation between gross investment and present value of minimum lease payments

	December 31, 2023		December 31, 2022
		Present value		Present value
		of minimum		of minimum
Skr mn	Gross investment	lease payments	Gross investment	lease payments
Within 1 year	34	33	109	106
Between 1 and 5 years	128	112	118	104
More than 5 years	13	10	60	46
Total	175	155	287	256
Unearned finance income	—	19	—	32